Average Annual Total Returns - Class A C IS and R6 Shares - Federated Hermes MDT All Cap Core Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.84%	13.84%	12.82%	19.65%	14.28%	12.59%	21.91%	15.47%	13.78%	20.65%	14.43%	13.19%	13.17%	12.14%	11.42%	21.96%	15.36%	13.31%	20.89%	[1]	15.43%	[1]	13.79%	[1]	15.83%	[2]	13.39%	[2]	12.28%	[2]

[1]	The Russell 3000®Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.
[2]	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group; however, the Morningstar Large Blend Funds Average (MLBFA) is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund’s Adviser believes that the MLBFA is more reflective of the Fund’s investment style. Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.